Tortoise North American Pipeline Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Canada Crude Oil Pipelines - 13.5%
Enbridge, Inc.	1,133,024	$54,770,380
Gibson Energy, Inc.	363,115	6,882,356
Pembina Pipeline Corporation	738,256	27,883,161
South Bow Corp.	221,422	6,142,246
		95,678,143

Canada Natural Gas/Natural Gas Liquids Pipelines - 12.8%
AltaGas Ltd.	662,935	19,651,279
Keyera Corp.	508,288	16,377,284
TC Energy Corp.	1,048,030	54,560,442
		90,589,005

United States Crude Oil Pipelines - 0.6%
Plains GP Holdings LP	210,285	4,058,501

United States Local Distribution Companies - 15.7%
Atmos Energy Corporation	181,794	30,201,437
Chesapeake Utilities Corporation	51,742	6,394,277
New Jersey Resources Corporation	222,642	10,528,740
NiSource Inc.	702,442	29,692,223
Northwest Natural Holding Co.	89,414	3,713,364
ONE Gas, Inc.	132,936	10,169,604
Southwest Gas Corporation	133,997	10,703,680
Spire Inc.	130,908	10,027,553
		111,430,878

United States Natural Gas Gathering/Processing - 4.7%
Antero Midstream Corp.	744,078	13,237,148
Archrock, Inc.	392,186	9,710,525
Hess Midstream LP - Class A	140,166	5,774,839
Kinetik Holdings, Inc.	85,133	3,561,113
Kodiak Gas Services, Inc.	42,045	1,504,791
		33,788,416

United States Natural Gas/Natural Gas Liquids Pipelines - 36.5%
Cheniere Energy, Inc.	211,532	51,152,668
DT Midstream, Inc.	108,038	11,255,399
Excelerate Energy, Inc. - Class A	25,527	623,369
Kinder Morgan, Inc.	1,888,502	50,951,784
National Fuel Gas Company	200,415	17,383,997
New Fortress Energy, Inc. (a)	285,842	703,171
ONEOK, Inc.	626,922	47,884,302
Targa Resources Corp.	163,265	27,389,337
The Williams Companies, Inc.	874,655	50,625,032
Venture Global, Inc. - Class A	76,787	998,231
		258,967,290
TOTAL COMMON STOCKS (Cost $457,761,012)		594,512,233

MASTER LIMITED PARTNERSHIPS - 15.1%	Units	Value
United States Crude Oil Pipelines - 1.7%
Delek Logistics Partners LP	18,187	796,955
Genesis Energy L.P.	118,477	2,012,924
Plains All American Pipeline L.P.	493,614	8,885,052
		11,694,931

United States Natural Gas Gathering/Processing - 1.4%
USA Compression Partners LP	83,779	2,015,723
Western Midstream Partners LP	206,813	8,109,137
		10,124,860

United States Natural Gas/Natural Gas Liquids Pipelines - 8.0%
Cheniere Energy Partners L.P.	39,345	2,173,418
Energy Transfer LP	1,518,802	26,913,171
Enterprise Products Partners L.P.	863,225	27,744,052
		56,830,641

United States Refined Product Pipelines - 4.0%
CrossAmerica Partners LP	19,454	404,838
Global Partners LP	29,644	1,574,393
MPLX LP	401,645	20,431,681
Sunoco LP	114,539	5,990,389
		28,401,301
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $70,433,915)		107,051,733

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)	7,043,242	7,043,242
TOTAL MONEY MARKET FUNDS (Cost $7,043,242)		7,043,242

TOTAL INVESTMENTS - 99.9% (Cost $535,238,169)		708,607,208
Other Assets in Excess of Liabilities - 0.1%		778,291
TOTAL NET ASSETS - 100.0%		$709,385,499
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Tortoise North American Pipeline Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$594,512,233	$–	$–	$594,512,233
Master Limited Partnerships	107,051,733	–	–	107,051,733
Money Market Funds	7,043,242	–	–	7,043,242
Total Investments	$708,607,208	$–	$–	$708,607,208

Refer to the Schedule of Investments for further disaggregation of investment categories.